Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leases
2018	$ 74
2019	74
2020	74
2021	73
2022	73
Thereafter	974
Total future lease payments	1,342
Less: imputed interest	(672)
Present value of capital lease obligations	670
Operating Leases
2018	2,493
2019	2,361
2020	2,201
2021	2,072
2022	1,934
Thereafter	16,090
Total future lease payments	27,151
Minimum sublease rentals due in future under non-cancelable subleases	171
Obligation in excess of future minimum payments	1,900
Proceeds from sale-leaseback transactions	$ 265	$ 230	$ 411